INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
24.	INCOME TAXES

Current Taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries. The Company is subject to corporate income taxes in Germany, the PRC, Hong Kong, Malaysia, South Korea, USA, Australia, Chile, Turkey and United Kingdom. Taxes in the consolidated statements of comprehensive income and balance sheets reflect current and deferred taxes in these countries. The current and deferred tax assets and liabilities of the Group are measured based on local tax rates. The statutory income tax rates for the Group where it has significant operations are as follows:

	For the year ended December 31,
	2015	2016	2017

PRC	25.00%	25.00%	25.00%
Hong Kong	16.50%	16.50%	16.50%
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%
South Korea	22.00%	22.00%	22.00%
USA*	35.00%	35.00%	35.00%

* The U.S. Tax Reform reduced the tax rate from 35% to 21% for taxable years beginning January 1, 2018

Income (loss) before income taxes consists of:

In millions of $	For the year ended December 31,
	2015	2016	2017

PRC	62.3	18.4	(32.0)
Germany	-	(60.8)	5.9
Malaysia	-	63.6	31.0
South Korea	-	51.7	(19.6)
USA	4.5	3.2	25.1
Cayman	(17.2)	48.5	(7.2)
Others	4.3	(1.4)	(3.6)

	53.9	123.2	(0.4)

Income tax expense (benefit) consists of:

In millions of $	For the year ended December 31,
	2015	2016	2017

Current	5.5	2.3	16.7
Deferred	4.6	(6.6)	(4.7)

	10.1	(4.3)	12.0

The reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense (benefit) is as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	5.7	10.7	0.9
Foreign tax rate differences	12.0	25.2	6.5
Income not subject to taxation	(0.2)	(29.7)	(2.9)
Others	(5.2)	(21.0)	8.6
Changes in the valuation allowance	(2.2)	10.5	(1.1)

	10.1	(4.3)	12.0

Deferred Taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

In millions of $	As of December 31,
	2016	2017

Deferred tax assets:

Account receivables and other assets	35.7	0.2
Provisions	51.4	1.8
Warranty provision	0.8	1.7
Inventory write-off	-	0.0
Allowance for doubtful accounts	116.9	38.6
Tax losses	85.5	67.6
Fixed assets	49.3	15.8
Unabsorbed capital allowance	-	16.7
Others	3.9	15.4
Valuation allowance	(336.9)	(141.7)
Offsetting	(0.5)	(7.0)

Net deferred tax assets	6.1	9.1

Deferred tax liabilities:

Financial assets	0.9	0.0
Accounts receivable and other assets	1.7	0.0
Liabilities	-	0.0
Land use rights	2.8	2.8
Intangible assets	4.0	4.4
Fixed assets	1.4	7.9
Others	-	0.6
Offsetting	(0.5)	(7.0)

Net deferred tax liabilities	10.3	8.7

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2017, the Group has a net tax operating loss from its PRC subsidiaries of $53 million which will expire between 2018 and 2022. Tax losses carried forward in Germany, Malaysia and Australia are not subject to expiration.

Uncertain Tax Positions

As of December 31, 2015, the Group’s unrecognized tax benefit of $17.9 million related to tax incentive received. In 2016, the Group reversed the unrecognized tax benefit as management believes it is more-likely-than-not that the liability no longer required due to expiration of statute of limitations. Reconciliation of accrued unrecognized tax benefit is as follows:

In millions of $	For the year ended December 31,
	2015	2016	2017

Beginning balance	-	17.9	-
Expiration of statute of limitations	-	(17.9)	-
Acquired in the Transaction	17.9	-	-

Ending balance	17.9	-	-

The Group’s PRC subsidiaries for the years ended December 31, 2012 to December 31, 2017 remain open to potential examination by the tax authorities. The Group’s operations in Germany has the audit for the tax authorities for the years from 2012 to 2013. The Group expects that it is more-likely-than-not that the ongoing dispute will be finalized in favor of Germany without any tax payment. In addition, the Group’s operations in America and Malaysia remain subject to audit by tax authorities from 2013 and 2010, respectively.

As of December 31, 2016 and 2017, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.